Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value on a recurring basis	The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021	December 31, 2020
Liabilities:
Warrant liabilities	3	$2,274	$—

Schedule of key inputs
The significant unobservable inputs used in the Binomial Lattice Model to measure the warrant liabilities that are categorized within Level 3 of the fair value hierarchy are as follows:

	December 31, 2021	At Closing (September 29, 2021)
Stock price on valuation date	$3.71	$8.54
Exercise price per share	$11.50	$11.50
Expected life	4.75 years	5 years
Volatility	56.4%	43.9%
Risk-free rate	1.2%	1.0%
Dividend yield	—%	—%

Fair value per warrant	$0.73	$2.57

Schedule of changes in the fair value of warrant liabilities
The following table provides a summary of changes in fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Warrant Liabilities
Balance at December 31, 2020	$—
Additions pursuant to Merger	11,865
Transfer of Private Warrants to Public Warrants	(1,485)
Change in fair value	(8,106)

Balance at December 31, 2021	$2,274